Real Estate Properties under Development, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Real estate properties under development pledged to banks to obtain loan facilities	$ 84,700	$ 86,000	$ 87,500	$ 95,400	$ 147,500
Transfers of real estate properties under development	0	0	0	62,900	92,800
Construction in Progress
Property, Plant and Equipment [Line Items]
Interest for bank loans	32,487	27,762	22,369	16,625	10,866
Capitalized debt issuance costs	1,920	1,920	1,920	1,920	1,754
Nam Tai Inno Park [Member]
Property, Plant and Equipment [Line Items]
Real estate properties held for sales type lease transferred of real estate properties	0	0	0	0	53,700
Recognized cost of sales	1,800	1,000	300	14,700	23,700
Real estate properties held for sales type lease pledged for loan	0	0	0	0	29,400
Nam Tai Longxi [Member]
Property, Plant and Equipment [Line Items]
Real estate properties held for sales transferred of real estate properties	4	600	154,500	0	0
Recognized cost of sales	5,800	68,500	20,800	0	0
Real estate properties held for sales pledged for loan	$ 3,800	$ 0	$ 0	$ 0	$ 0